Fair value measurement (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement [Line Items]
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	$ (502)	$ (10)	$ (1,850)
Own credit adjustments on financial liabilities designated at fair value	$ (1,665)	$ (1,165)	$ (1,287)